Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Financial Instruments With Off-Balance Sheet Risk

NOTE 17 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its clients. These financial instruments are primarily loan commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments.

The Bank's exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments. The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2011 and 2010:

	Contract amount

	2011	2010
	(Dollars in thousands)
Commitments to extend credit, including commitments to grant
loans and unfunded commitments under lines of credit	$75,274	$71,990

Standby letters of credit	$1,519	$1,334

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management's credit evaluation of the client. Collateral held varies but may include accounts receivable; inventory; property, plant, and equipment; and income-producing commercial properties.

Standby letters of credit are written conditional commitments issued by the Bank to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration. At December 31, 2011, the Bank had outstanding standby letters of credit aggregating $1,519,000, all of which expire in 2012. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to clients. The Bank requires collateral supporting these commitments when deemed necessary.